Supplement dated December 22, 2011
to the

PineBridge Mutual Funds

PineBridge US Micro Cap Growth Fund
PineBridge US Small Cap Growth Fund

Statement of Additional Information dated March 30, 2011[Missing Graphic Reference]

This supplement makes the following amendments to disclosures in the Statement of Additional Information (“SAI”) dated March 30, 2011, as supplemented on April 19, 2011.

Effective May 11, 2011, Robin Thorn was elected to serve as Interested Trustee of PineBridge Mutual Funds (the “Trust”).  Accordingly, the “Trustees and Officers” section of the SAI is deleted and replaced with the following:

Name, Year of Birth and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held
Interested Trustee
Robin C. Thorn(2) (born 1971) 399 Park Avenue, 4th Floor New York, NY 10022	Trustee and President	Indefinite Until Successor Elected; Since 2011	Managing Director, Head of Developed Market Equities since 2008 at PineBridge Investments LLC, formerly AIG Global Investment Corp., and Global Head of Equities Research and Head of European Equities at PineBridge Investments LLC, formerly AIG Global Investment Corp., since 2000.	3	None
Independent Trustees
George W. Gau (born 1947) 399 Park Avenue, 4th Floor New York, NY 10022	Chairman of the Board and Trustee	Indefinite Until Successor Elected; Since 1999	Professor of Finance and George S. Watson Centennial Professor in Real Estate, since 1988, and J. Ludwig Mosle Centennial Memorial Professor in Investments and Money Management, since 1996, McCombs School of Business, University of Texas at Austin. Dean, McCombs School of Business, (2002-2008). Chairman of the Board, The MBA Investment Fund, L.L.C., since 1994, a private investment company managed by business students.	3	None

Name, Year of Birth and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held
John H. Massey (born 1939) 399 Park Avenue, 4th Floor New York, NY 10022	Trustee	Indefinite Until Successor Elected; Since 1996	Chairman of the Fund of Funds Investment Committee for Neuberger Investment Management, since 1996.	3	Corporate director: Hill Bancshares Holdings, Inc., FSW Holdings, Inc., and Central Texas Bankshare Holdings, Inc.
David M. Reichert (born 1939) 399 Park Avenue, 4th Floor New York, NY 10022	Trustee	Indefinite Until Successor Elected; Since 1996	Retired	3	None

(1) The “Fund Complex” consists of all registered investment companies for which the Adviser serves as investment adviser, which currently consists of the Trust (currently 3 funds).

(2)  Mr. Thorn is deemed to be an “interested person” of the Trust, as defined by the 1940 Act, because he is an officer of PineBridge.

In addition to the information set forth in the table above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

George W. Gau:  Dr. Gau has extensive financial experience as a professor of finance, real estate, investment and money management and the dean of a school of business at a public university, the chairman of the board of a private investment company and multiple years of service as a Trustee.

John H. Massey:  Mr. Massey is a chartered financial analyst and has extensive investment management and organizational management experience as a trustee and the chairman of the fund of funds committee for a large asset management firm, as a director of financial services companies and public and private companies, and multiple years of service as a Trustee.

David M. Reichert:  Mr. Reichert is a chartered financial analyst and has extensive experience in the investment management business, including as a senior officer and portfolio manager of a mutual fund management company, a senior officer of an investment counseling firm, and multiple years of service as a Trustee.

Robin C. Thorn:   Mr. Thorn has extensive experience in the investment management industry as Managing Director, Head of Global Equities and previously as Head of Equity Research (global and regional), Head of European Equities, and Head of US Equities. Mr. Thorn is also a portfolio manager for  global equity portfolios for the Adviser and a global health care portfolio manager for an investment firm in Sweden.

In addition the following sections beginning on page 28 of the SAI are deleted and replaced in their entirety, as follows:

Trustee Ownership in the Funds

The following table shows the amount of shares beneficially owned by each Trustee in the Trust as of December 31, 2010.

Name of Trustee	Dollar Range of Equity Securities in the US Micro Cap Growth Fund	Dollar Range of Equity Securities in the US Small Cap Growth Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
INTERESTED TRUSTEE
Robin C. Thorn	None	None	None
INDEPENDENT TRUSTEE
George W. Gau	$1-10,000	None	$1-10,000
John H. Massey	None	None	None
David M. Reichert	$50,001-100,000	$10,001- $50,000	Over $100,000

Ownership of Securities of Investment Advisers and Related Companies

As of December 31, 2010, no Independent Trustee (or any of his immediate family members) owned beneficially or of record securities of PineBridge or Quasar Distributors, LLC, the Trust’s principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with PineBridge or Quasar.  During the two most recently completed calendar years, neither the Independent Trustees, nor their immediate family members, had a direct or indirect interest, the value of which exceeds $120,000, in PineBridge, Quasar or any of their affiliates.  None of the Independent Trustees are also officers or are affiliated with the Trust.

Trustee Compensation

As of January 1, 2012, each Independent Trustee will receive the following compensation from the Trust: a quarterly retainer of $5,000, an attendance fee of $3,500 for each regularly scheduled quarterly Board meeting, $2,500 for each in-person special Board meeting and $1,500 for each special telephonic meeting.  The Chairman of the Board receives an additional quarterly retainer of $1,500 for his role as Chairman.  In addition, the Trustees are reimbursed for travel and other expenses incurred while attending Board meetings.  The fees are aggregated for all Trustees and allocated proportionately among the Funds according to their asset size.  During the calendar year ending December 31, 2011, the fee structure was the same, except that each Independent Trustee received an attendance fee of $2,500 for each regularly scheduled quarterly Board meeting.  The following table shows aggregate compensation paid to each of the Trustees for the fiscal period ended November 30, 2011.

COMPENSATION TABLE

Name of Independent Trustee	Aggregate Compensation From the US Micro Cap Growth Fund	Aggregate Compensation From the US Small Cap Growth Fund	Aggregate Compensation From the US Focus Equity Fund	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees(2)

INTERESTED TRUSTEE

Robin C. Thron	None	None	None	None	None	None

INDEPENDENT TRUSTEES

George W. Gau	$7,000	$7,000	$7,000	None	None	$36,000

John H. Massey	$6,000	$6,000	$6,000	None	None	$30,000

David M. Reichert	$6,000	$6,000	$6,000	None	None	$30,000

 (1)                 The “Fund Complex” is comprised of the Trust’s three Funds: US Micro Cap Growth Fund, US Small Cap Growth Fund, and  US 25 Equity Fund.  For the Funds’ fiscal year ended November 30, 2010, Independent Trustees’ fees for the Trust were $142,500.

Mr. Thorn and the Trust’s officers and employees are paid by either PineBridge or the Trust’s administrator, U.S. Bancorp Fund Services, LLC, and receive no compensation from the Trust.

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Please retain this supplement for future reference.